Financial Liabilities Arising from Unvested Restricted Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Financial Liabilities Arising from Unvested Restricted Shares
2 0 .	FINANCIAL LIABILITIES ARISING FROM UNVESTED RESTRICTED SHARES

	As of June 30, 2023	As of December 31, 2022
(In thousands of US$)	US$	US$
Payables in respect of unvested restricted shares attributable to:
Dr. Yu (the chief executive of the Company)	—	68

As of December 31, 2022, the liability represented the repurchase option held by the Company in relation to (i) the unvested restricted shares granted to a director of the Company; and (ii) the unvested restricted shares issued to a director of the Company who as the share option holder had elected to early exercise the share options during the vesting period. The liability does not exist as of June 30, 2023 as the restricted shares, held by the director of the Company, became fully vested upon the closing of the Business Combination on March 29, 2023.

22.	FINANCIAL LIABILITIES ARISING FROM UNVESTED RESTRICTED SHARES

	As of December 31,
	2021	2022
	US$	US$
Payables in respect of unvested restricted shares attributable to:
Dr. Yu (the chief executive of the Company)	1,647	68

The amounts represented the repurchase option held by the Company in relation to (i) the unvested restricted shares granted to directors and an employee of the Company; and (ii) the unvested restricted shares issued to a director of the Company who was the share option holder and had elected to early exercise the share options during the vesting period. Details of the restricted share award and share options are set out in Note 26.